Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes

Note 15 - Income taxes

Income is subject to tax in the various countries in which the Group operates.

The Company is a tax-exempted company incorporated in the Cayman Islands.

SGO is incorporated in the State of Delaware and is subject to U.S. federal taxes at United States federal income tax rate of 34%.

SGOCO International is incorporated in Hong Kong and is subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2012, 2011 and 2010.

Prior to the disposal, Honesty Group did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2011 and 2010, and accordingly no provision for Hong Kong Profits Tax was made in those periods.

The Company mainly conducts its operating business through its subsidiaries in China. These subsidiaries are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and do not have any deferred tax assets or deferred tax liabilities under the income tax laws of the PRC because there are no temporary differences between financial statement carrying amounts and the tax bases of existing assets and liabilities. Beginning January 1, 2008, the new Enterprise Income Tax ("EIT") law has replaced the previous laws for Domestic Enterprises ("DEs") and Foreign Invested Enterprises ("FIEs"). The new standard EIT rate of 25% has replaced the 33% rate previously applicable to both DEs and FIEs. Companies established before March 16, 2007 will continue to enjoy tax holiday treatment approved by local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.

Guanke was established before March 16, 2007 and therefore is qualified to continue enjoying the reduced tax rate as described above. Guanke was granted income tax exemption for two years commencing from January 1, 2007, and was subject to 50% of the 25% EIT tax rate, or 12.5%, from January 1, 2009 through December 31, 2011.

All other subsidiaries in China are subject to 25% EIT tax rate throughout the periods presented.

The Income Tax Laws also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2010, 2011 and 2012, no deferred tax liability has been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2010, 2011 and 2012. Total undistributed earnings of the Company's PRC subsidiary SGOCO (Fujian) at December 31, 2012 were $3,966.

The following table reconciles the U.S. statutory rates to the Company's effective tax rate for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
U.S. Statutory rates	34.0%	34.0%	34.0
Foreign income not recognized in USA	(34.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(3.0)	-	-
Tax exemption	-	(12.5)	(12.5)
Tax on disposal of Honesty Group (a)	-	21.2	-
Other (b)	12.0	0.5	2.5
Effective income taxes	34.0%	34.2%	15.0

Notes:

(a)	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2011 was an amount of $5,363 on the Sale of Honesty Group. The amount remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sales of Honesty Group.

(b)	There were no other material items affecting the effective income tax for the years ended December 31, 2012, 2011 and 2010 except for the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The 12.0%, 0.5% and 2.5% for the years ended December 31, 2012, 2011 and 2010 included expenses incurred by SGOCO and Honesty Group of approximately $3.0million, $1.1 million and $1.9 million, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets are as follows:

	As of December 31,
	2012	2011
Deferred income tax assets:
Net operating loss carry-forward	$84	$-
Less: Valuation allowance	(84)	-

	$-	$-

As of December 31, 2012 and 2011, the Company's U.S. entity, SGO, had net operating loss carry-forwards of $248 and nil, respectively, available to reduce future taxable income which will expire in various years through 2030. Management believes it is more likely than not that the Company will not realize these potential tax benefits as the Company's U.S. operations will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.